UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2011

Check here if amendment [  ]; Amendment Number:  ____

This Amendment (Check only one):      [  ] a restatement
                                      [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:              GREENHAVEN ASSOCIATES, INC.
                   THREE MANHATTANVILLE ROAD
                   PURCHASE, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:              CHRIS A. WACHENHEIM
Title:             EXECUTIVE VICE PRESIDENT
Phone:             914-253-9374

Signature, Place, and Date of Signing:

/s/  CHRIS A. WACHENHEIM         PURCHASE, NY           JANUARY 26, 2012
------------------------      -----------------     ----------------------
    [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                    Name

-------------------------------         --------------------------------------
 [Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending December 31, 2011

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                    COL 1                COL 2      COL 3      COL4        COL 5             COL 6                    COL 7
                                        TITLE OF              VALUE      PRINCIPAL                SHARED
                                         CLASS      CUSIP     ($000)       AMOUNT       SOLE      OTHER        SOLE          NONE
-----------------------------------------------------------------------------------------------------------------------------------
Agilent  Technologies, Inc. (A)          COMMON   00846U101   113,917    3,261,308     307,200   2,954,108     307,200    2,954,108
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Air Products & Chemicals (APD)           COMMON   009158106   294,703    3,459,360     678,875   2,780,485     678,875    2,780,485
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American Independence Corp (AMIC)        COMMON   026760405       582      150,339           -     150,339           -      150,339
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Baker Hughes Inc. (BHI)                  COMMON   057224107   219,727    4,517,420     635,700   3,881,720     635,700    3,881,720
-----------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co (BDX)              COMMON   075887109     7,561      101,192      53,655      47,537      53,655       47,537
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Devon Energy Corp (DVN)                  COMMON   25179M103   293,137    4,728,016     841,340   3,886,676     841,340    3,886,676
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EQT Corporation (EQT)                    COMMON   26884L109   173,067    3,158,727     673,200   2,485,527     673,200    2,485,527
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Emerson Electric Company (EMR)           COMMON   291011104    33,228      713,192           -     713,192           -      713,192
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FedEx Corp (FDX)                         COMMON   31428X106   369,443    4,423,935   1,078,470   3,345,465   1,078,470    3,345,465
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Home Depot Inc. (HD)                     COMMON   437076102    88,011    2,093,500           -   2,093,500           -    2,093,500
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International Business Machines (IBM)    COMMON   459200101    11,035       60,010           -      60,010           -       60,010
-----------------------------------------------------------------------------------------------------------------------------------
Lennox International Inc. (LII)          COMMON   526107107    13,392      396,800           -     396,800           -      396,800
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Lowe's Companies, Inc. (LOW)             COMMON   548661107   307,566   12,118,454   1,963,400  10,155,054   1,963,400   10,155,054
-----------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc. (MHK)             COMMON   608190104     8,924      149,100           -     149,100           -      149,100
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Molex Inc.  (MOLX)                       COMMON   608554101    35,286    1,478,875     317,500   1,161,375     317,500    1,161,375
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Molex Inc. - CL A  (MOLXA)               COMMON   608554200     2,617      132,296      36,500      95,796      36,500       95,796
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Pall Corporation (PLL)                   COMMON   696429307       343        6,000       6,000           -       6,000            -
-----------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)                  COMMON   714046109    34,222    1,711,120       7,000   1,704,120       7,000    1,704,120
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Plains All Amer Pipeline LP (PAA)        COMMON   726503105     3,966       54,000       4,000      50,000       4,000       50,000
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Praxair Inc. (PX)                        COMMON   74005P104    62,310      582,880       6,060     576,820       6,060      576,820
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RHJ International (RHJIF)                COMMON   749561205     8,538    1,876,555   1,428,130     448,425   1,428,130      448,425
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Rockwell Collins, Inc. (COL)             COMMON   774341101   130,380    2,354,701     296,200   2,058,501     296,200    2,058,501
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TE Connectivity Ltd (TEL)                COMMON   H84989104   115,342    3,743,644     720,320   3,023,324     720,320    3,023,324
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3M Company (MMM)                         COMMON   88579Y101   295,499    3,615,550     690,060   2,925,490     690,060    2,925,490
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Union Pacific Corp (UNP)                 COMMON   907818108       963        9,086       9,086           -       9,086            -
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United Parcel Service (UPS)              COMMON   911312106   287,197    3,923,997     581,700   3,342,297     581,700    3,342,297
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Whirlpool Corp (WHR)                     COMMON   963320106    78,129    1,646,546     313,500   1,333,046     313,500    1,333,046
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                                                            2,989,083
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